Capital Requirements	12 Months Ended
Dec. 31, 2014
Capital Requirements
Capital Requirements

(20) Capital Requirements

        On December 23, 3008, as part of the Troubled Asset Relief Program Capital Purchase Program (the "TARP Capital Purchase Program") of the United States Department of the Treasury ("Treasury"), the Company issued to the Treasury, in exchange for aggregate consideration of $216 million, (i) 216,000 shares of the Company's fixed-rate cumulative perpetual preferred stock, Series A, par value $.01 per share (the "Senior Preferred Stock"), having a liquidation preference of $1,000 per share and (ii) a warrant to purchase 1,326,238 shares of the Company's common stock at a price per share of $24.43 and with a term of ten years (the "Warrant"). The Senior Preferred Stock paid a coupon rate of 5% of the first five years and 9% per year thereafter.

        On November 28, 2012, the Company completed the repurchase of all of the 216,000 shares of the Senior Preferred Stock held by Treasury. The Company commenced the $216 million repayment during the third quarter of 2012 and completed the final payment in the fourth quarter of 2012. The Company paid a total of $41,520,139 in preferred stock dividends to the U.S. Treasury from December of 2008 to November 28, 2012. On June 12, 2013, the U.S. Treasury sold the Warrant to a third party. As of the date of this report the Warrant is still outstanding. Adjustments to the $24.43 per share Exercise Price of the Warrant will be made if the Company pays cash dividends in excess of 33 cents per semi-annual period or makes certain other shareholder distributions before the Warrants expires on December 23, 2018.

        Bank regulatory agencies limit the amount of dividends, which the bank subsidiaries can pay the Corporation, through IBC Subsidiary Corporation, without obtaining prior approval from such agencies. At December 31, 2014, the subsidiary banks could pay dividends of up to $702,750,000 to the Corporation without prior regulatory approval and without adversely affecting their "well-capitalized" status under regulatory capital rules in effect at December 31, 2014. In addition to legal requirements, regulatory authorities also consider the adequacy of the bank subsidiaries' total capital in relation to their deposits and other factors. These capital adequacy considerations also limit amounts available for payment of dividends. The Company historically has not allowed any subsidiary bank to pay dividends in such a manner as to impair its capital adequacy.

        The Company and the bank subsidiaries are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the Company's assets, liabilities, and certain off-statement of condition items as calculated under regulatory accounting practices. The Company's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

        Current quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios (set forth in the table on the following page) of Total and Tier 1 capital to risk-weighted assets and of Tier 1 capital to average assets. Management believes, as of December 31, 2014, that the Company and each of the bank subsidiaries met all capital adequacy requirements to which they are subject.

        In July 2013, the FDIC and other regulatory bodies issued final rules consisting of minimum requirements that increase both the quantity and quality of capital held by banking organizations. The final rules are a result of the implementation of the BASEL III capital reforms and various Dodd-Frank Act related capital provisions and impact all U.S. banking organizations with more than $500 million in assets. Consistent with the Basel international framework, the new rule includes a new minimum ratio of common equity tier 1 to risk-weighted assets of 4.5 percent and a common equity tier 1 capital conservation buffer of 2.5 percent of risk-weighted assets. The rule also raised the minimum ratio of tier 1 capital to risk-weighted assets from 4 percent to 6 percent and includes a minimum leverage ratio of 4 percent for all banking organizations. Regarding the quality of capital, the new rule emphasizes common equity tier 1 capital and implements strict eligibility criteria for regulatory capital instruments. The new rule also improves the methodology for calculating risk-weighted assets to enhance risk sensitivity. The new rule is subject to a four year phase in period for mandatory compliance and the Company is required to begin to phase in the new rules beginning on January 1, 2015. Management believes that after the phase in of the new capital standards, the Company and its bank subsidiaries will remain classified as "well-capitalized."

        As of December 31, 2014, the most recent notification from the Federal Deposit Insurance Corporation categorized all the bank subsidiaries as well-capitalized under the regulatory framework for prompt corrective action. To be categorized as "well-capitalized," the Company and the bank subsidiaries must maintain minimum Total risk-based, Tier 1 risk based, and Tier 1 leverage ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the categorization of the Company or any of the bank subsidiaries as well-capitalized.

        The Company's and the bank subsidiaries' actual capital amounts and ratios for 2014 under current guidelines are presented in the following table:

	Actual		For Capital Adequacy Purposes		To Be Well-Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than or equal to)	(greater than or equal to)	(greater than or equal to)	(greater than or equal to)
	(Dollars in Thousands)
As of December 31, 2014:
Total Capital (to Risk Weighted Assets):
Consolidated	$1,524,998	20.24%	$602,847	8.00%	N/A	N/A
International Bank of Commerce, Laredo	1,131,528	17.31	523,006	8.00	$653,757	10.00%
International Bank of Commerce, Brownsville	151,489	28.60	42,381	8.00	52,976	10.00
International Bank of Commerce, Zapata	60,946	33.83	14,412	8.00	18,041	10.00
Commerce Bank	68,291	37.42	14,600	8.00	18,251	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,457,068	19.34%	$301,424	4.00%	N/A	N/A
International Bank of Commerce, Laredo	1,071,360	16.39	261,503	4.00	$392,254	6.00%
International Bank of Commerce, Brownsville	145,584	27.48	21,190	4.00	31,785	6.00
International Bank of Commerce, Zapata	60,035	33.33	7,206	4.00	10,809	6.00
Commerce Bank	67,347	36.90	7,300	4.00	10,950	6.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,457,068	12.33%	$472,864	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,071,360	11.22	381,804	4.00	477,255	5.00%
International Bank of Commerce, Brownsville	145,584	13.96	41,717	4.00	52,146	5.00
International Bank of Commerce, Zapata	60,035	10.88	22,081	4.00	27,602	5.00
Commerce Bank	67,347	12.04	22,373	4.00	27,966	5.00

        The Company's and the bank subsidiaries' actual capital amounts and ratios for 2013 are also presented in the following table:

	Actual		For Capital Adequacy Purposes		To Be Well-Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than or equal to)	(greater than or equal to)	(greater than or equal to)	(greater than or equal to)
	(Dollars in Thousands)
As of December 31, 2013:
Total Capital (to Risk Weighted Assets):
Consolidated	$1,442,837	20.36%	$566,870	8.00%	N/A	N/A
International Bank of Commerce, Laredo	1,035,189	16.96	488,303	8.00	$610,378	10.00%
International Bank of Commerce, Brownsville	143,879	27.63	41,652	8.00	52,065	10.00
International Bank of Commerce, Zapata	57,675	32.65	14,130	8.00	17,663	10.00
Commerce Bank	64,585	36.45	14,175	8.00	17,719	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,369,657	19.33%	$283,435	4.00%	N/A	N/A
International Bank of Commerce, Laredo	969,731	15.89	244,151	4.00	$366,227	6.00%
International Bank of Commerce, Brownsville	138,467	26.60	20,826	4.00	31,239	6.00
International Bank of Commerce, Zapata	56,459	31.96	7,065	4.00	10,598	6.00
Commerce Bank	63,491	35.83	7,087	4.00	10,631	6.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,369,657	11.61%	$472,044	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	969,731	10.09	384,497	4.00	480,622	5.00%
International Bank of Commerce, Brownsville	138,467	13.33	41,553	4.00	51,942	5.00
International Bank of Commerce, Zapata	56,459	10.64	21,219	4.00	26,523	5.00
Commerce Bank	63,491	11.88	21,372	4.00	26,715	5.00